Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Apr. 02, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 76,300,000	$ 52,400,000	$ 62,200,000
Tax cuts and jobs act, reduction in income tax expense related to revaluing deferred tax assets and liabilities	99,500,000
Tax cuts and jobs act, provisional tax amount related to deductibility of executive compensation expense	(3,900,000)	4,500,000
Stock-based compensation	25,100,000	25,100,000	0
Net deferred income taxes	43,200,000	0		$ 43,200,000
Deferred tax assets valuation allowance	0	0		0
Net taxes payable	16,800,000	23,800,000		16,800,000
Provision for income taxes	542,600,000	540,800,000	413,500,000
Other assets	365,100,000	412,900,000		365,100,000
Net deferred income taxes	0	135,000,000		0
Interest and Penalties [Member]
Income Taxes [Line Items]
Provision for income taxes	0	$ 200,000	$ 100,000
Net unrealized gains (losses) on securities
Income Taxes [Line Items]
Tax cuts and jobs act, reduction in income tax expense related to revaluing deferred tax liability associated with net unrealized gains on investment portfolio	275,700,000
Other Deferred Tax Assets and Liabilities [Member]
Income Taxes [Line Items]
Tax cuts and jobs act, reduction in income tax expense related to other deferred tax assets (liabilities)	176,200,000
Chief Financial Officer [Member]
Income Taxes [Line Items]
Stock-based compensation	300,000
Liability for Claims and Claims Adjustment Expense [Member]
Income Taxes [Line Items]
Net deferred income taxes	67,100,000			67,100,000
Net deferred income taxes	$ 67,100,000			$ 67,100,000
ARX Holding Corp.
Income Taxes [Line Items]
Equity interest percentage	86.80%	69.00%	69.20%	86.80%
ARX Holding Corp. | Lower Limit
Income Taxes [Line Items]
Equity interest percentage					80.00%
ARX Holding Corp. | Upper Limit
Income Taxes [Line Items]
Equity interest percentage		80.00%
Alternative Energy [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 71,000,000	$ 48,700,000	$ 58,700,000
Provision for income taxes				$ (150,000,000)
Other assets	$ 24,300,000			$ 24,300,000